Jan. 31, 2019

Ivy Funds

Supplement dated February 21, 2019 to the

Ivy Funds Prospectus

dated January 31, 2019

Effective immediately, the Prospectus is amended to reflect the following changes to Ivy IG International Small Cap Fund:

•	The name of Ivy IG International Small Cap Fund is changed to Ivy International Small Cap Fund.

•
The names of the Fund’s investment subadvisers are changed as follows: I.G. International Management Ltd. (IG Ireland) is now Mackenzie Investments Europe Limited (Mackenzie Europe) and I.G. Investment Management (Hong Kong) Limited (IG Hong Kong) is now Mackenzie Investments Asia Limited (Mackenzie Asia, and collectively with Mackenzie Europe, Mackenzie).